Preferred Shares	6 Months Ended
Jun. 30, 2022
Statement of changes in equity [abstract]
Preferred Shares
14. PREFERRED SHARES

	PREFERRED SHARES	DIVIDENDS	TOTAL
Balance at January 1, 2020	$221,927	$26,713	$248,640
Issuance, net of related costs	162,401	—	162,401
Accretion of issuance costs	7,751	—	7,751
Dividends accrued	—	23,578	23,578
Fair value adjustment of convertible feature	9,351	—	9,351

Balance at December 31, 2020	401,430	50,291	451,721
Accretion of issuance costs	8,498	—	8,498
Dividends accrued	—	16,156	16,156
Converted to Share Premium from Merger	(409,928)	(66,447)	(476,375)

Balance at December 31, 2021	$—	$—	$—

Series A Preferred Shares
The outstanding Series A Preferred Shares have been treated as a compound instrument in accordance with IFRS 9 as the Company has a contractual obligation to deliver: i) cash upon maturity; and/or ii) a requirement to deliver A Ordinary shares upon conversion. The Series A Preferred Shares are convertible into A Ordinary shares at the option of the holder and mandatorily convertible into A Ordinary shares upon listing on a public market if at a price above the liquidation preference and accrued and unpaid dividends. Each Series A Preferred Share, including any accrued dividends, is convertible into one A Ordinary share.
In accordance with IFRS 9, the redemption feature qualifies as a liability at fair value with the residual proceeds allocated to conversion feature recorded within equity as Other reserves.
The Series A Preferred Shares accrue an 8% cumulative annual dividend until the earlier of (i) the date seven years from their issue (ii) the date the Preferred Shares are converted in accordance with their terms or (iii) the date the Company is liquidated. No dividends will be paid on the A Ordinary Shares for so long as the Preferred Shares are in issue.
The Series A Preferred Shares carry a preferential right to share in the proceeds of a liquidation of the Company, and will rank senior to the A Ordinary shares and the common shares of the Company on liquidation.
Each of the Series A Preferred Shares shall automatically convert to A Ordinary shares in connection with an IPO or sale of the Company, provided that the value of an A Ordinary share at that time is not less than the aggregate of the issue price of such Preferred Share and the dividend accrued on each such Preferred Share. Each Preferred Shareholder may convert their Preferred Shares to A Ordinary shares at any time.
In connection with the September 2021 Merger, all outstanding Series A Preferred Shares converted into A Ordinary shares on a one to one basis.
Series B Preferred Shares
The Series B Preferred Shares accrue an 8% cumulative annual dividend until the earlier of (i) the date seven years from their issue (ii) the date the Preferred Shares are converted in accordance with their terms or (iii) the date the Company is liquidated. No dividends will be paid on the A Ordinary Shares for so long as the Preferred Shares are in issue.
The Series B Preferred Shares carry a preferential right to share in the proceeds of a liquidation of the Company, and will rank senior to the A Ordinary
s
hares and the
c
ommon
s
hares of the Company and
pari passu
with the Series A Preferred Shares on liquidation.
Each of the Series B Preferred Shares shall automatically convert to
c
ommon
s
hares in connection with an IPO or sale of the Company at a share price not more than the fully diluted share capital divided by $4 billion and not less than the fully diluted share capital divided by $6.4 billion. Each Preferred Shareholder may convert their Preferred Shares to
c
ommon
s
hares at any time.

The variable conversion feature constitutes an embedded derivative as the conversion feature is a component of the host instrument that would allow for the cash flows of the combined instrument to be changed according to the value of a financial variable. In accordance with IFRS 9, the Company has elected to record the entire instrument at fair value through profit or loss. The change in fair value in of $nil (2021: $48,956) has been charged to finance expenses.
In connection with the September 2021 Merger, the outstanding Series B Preferred Shares converted into
12,543,492
c
ommon
s
hares.